Income and mining taxes (Schedule of detailed information about effective income tax expense recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax expense	$ 25,570	$ 4,458
Mining taxes	20,830	4,671
Adjustments in respect of prior years	0	(398)
Current tax expense (income) and adjustments for current tax of prior periods	46,400	8,731
Income tax recoveries - origination, revaluation and/or reversal of temporary differences	(17,772)	(39,411)
Mining tax recoveries - origination, revaluation and/or reversal of temporary difference	4,235	(3,331)
Adjustments in respect of prior years	8,744	(494)
Deferred tax expense (income)	(4,793)	(43,236)
Tax expense (recovery)	$ 41,607	$ (34,505)